Crude Oil and Refined Product Risk Management (Derivative Instrument by Balance Sheet Location) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 67,079	$ 79,733
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	67,079	79,733
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	67,079	79,733
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	0	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	86,144	95,062
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	19,080	16,937
Derivative Asset	67,064	78,125
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	8,019	11,881
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	867	0
Derivative Asset	7,152	11,881
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	12,647	21,454
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	5,510	11,181
Derivative Liability	(7,137)	(10,273)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	14,437	5,756
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	14,437	5,756
Derivative Liability	$ 0	$ 0